Uncategorized Items
[dei_TradingSymbol]	WSTEX	WSTIX
[rr_AcquiredFundFeesAndExpensesOverAssets]			0.003	[footnotewstit_S000042032TotalAnnualFundOpera]	0.003	[footnotewstit_S000042032TotalAnnualFundOpera]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]							PERFORMANCE SUMMARY
[rr_DistributionAndService12b1FeesOverAssets]			0.0025		0
[rr_ExchangeFee]								0.00	0.00
[rr_ExpenseExampleHeading]							Example
[rr_ExpenseExampleNarrativeTextBlock]

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1, 2016 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]								183	158
[rr_ExpenseExampleYear03]								3,057	822
[rr_ExpenseExampleYear05]								5,358	1,510
[rr_ExpenseExampleYear10]								9,301	3,346
[rr_ExpenseHeading]							FEES AND EXPENSES OF THE FUND
[rr_ExpenseNarrativeTextBlock]							This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees]							“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[rr_ExpensesOverAssets]			0.1551		0.0315
[rr_FeeWaiverOrReimbursementOverAssets]			(0.1371)	[footnotewstit_S000042032WilbanksSmithampThom]	(0.016)	[footnotewstit_S000042032WilbanksSmithampThom]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]							2016-01-01
[rr_ManagementFeesOverAssets]			0.0075		0.0075
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]			0		0
[rr_NetExpensesOverAssets]			0.018	[footnotewstit_S000042032TotalAnnualFundOpera],[footnotewstit_S000042032WilbanksSmithampThom]	0.0155	[footnotewstit_S000042032TotalAnnualFundOpera],[footnotewstit_S000042032WilbanksSmithampThom]
[rr_ObjectiveHeading]							INVESTMENT OBJECTIVE
[rr_ObjectivePrimaryTextBlock]							The investment objective of the WST Asset Manager - U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation,
[rr_ObjectiveSecondaryTextBlock]							while maintaining a secondary emphasis on generating income.
[rr_OperatingExpensesCaption]							Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]			0.1421		0.021
[rr_PerformanceAvailabilityPhone]							1-866-515-4626
[rr_PerformanceInformationIllustratesVariabilityOfReturns]							When the Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
[rr_PerformanceNarrativeTextBlock]

The Fund does not have a performance history for a full calendar year to report. When the Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626.

[rr_PerformanceOneYearOrLess]							The Fund does not have a performance history for a full calendar year to report.
[rr_PerformancePastDoesNotIndicateFuture]							How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
[rr_PortfolioTurnoverHeading]							Portfolio Turnover
[rr_PortfolioTurnoverRate]										3.48
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 348% of the average value of its portfolio.

[rr_RedemptionFee]								0.00	0.00
[rr_RiskHeading]							PRINCIPAL RISKS
[rr_RiskLoseMoney]							An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
[rr_RiskNarrativeTextBlock]

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Investment Model Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Investment Model. The ability of the Fund to meet its investment objective is directly related to the ability of the Investment Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Investment Model will enable the Fund to achieve positive returns or outperform the market, and if the Investment Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Correlation and Tracking Risk: Correlation and tracking risk refers to the risk that the Fund’s performance may vary somewhat from the performance of the index it seeks to track (WSTE Index) due to such factors as the Fund’s cash flow, differences in the Fund’s expenses and investment limitations, and timing differences associated with additions to and deletions from the index.

Risks Related to “Fund of Funds” Structure: Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. To the extent the Fund invests a significant portion of its portfolio in securities representing one or more of the primary sectors of the S&P 500 Index, the Fund is more vulnerable to conditions that negatively affect such sectors.

Fixed Income Securities Risk: There are risks associated with the potential investment of the Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Fund’s Statement of Additional Information (“SAI”).

• Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

• Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to Investing in Floating Rate Notes: Floating rate notes attempt to protect investors against a rise in interest rates, but also carry lower yields than fixed rate notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR). Because rates on floating rate notes reset or adjust only periodically, changes in prevailing interest rates (particularly sudden or significant changes) can cause fluctuations in the value of floating rate notes.

Risks Related to Investing in Precious Metals: Risks related to investing in gold include production risks caused by geologic and environmental factors. Furthermore, investments related to precious metals may fluctuate in value sharply over short periods of time and are considered speculative and are affected by a variety of worldwide economic, financial, and political factors.

Concentration Risk: To the extent the WSTE Index is concentrated in a particular sector, the Fund will generally also be concentrated in that sector. A fund that concentrates in a particular industry sector could experience greater volatility than funds investing in a broader range of industry sectors.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Non-diversified Fund Risk: The Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

New Fund Risk: The Fund was formed in 2013 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

[rr_RiskNondiversifiedStatus]							Non-diversified Fund Risk: The Fund is a non-diversified fund. A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
[rr_RiskReturnHeading]							RISK/RETURN SUMMARY
[rr_ShareholderFeesCaption]							Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]							PRINCIPAL INVESTMENT STRATEGIES
[rr_StrategyNarrativeTextBlock]

To achieve its investment objective, the Fund intends to make investments corresponding to those investments in the WST Asset Manager – US Equity Index (“WSTE Index”), which is a custom public index created and also managed by the Advisor. The WSTE Index is published daily by Bloomberg under the symbol “WSTE” and is calculated by S&P Dow Jones Indices. Both the Fund and the WSTE Index use the same proprietary quantitative model (the “Investment Model”) developed by the Advisor to make investment decisions and allocate investments among the various primary sectors of the S&P 500 Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”). The Investment Model is designed to allocate portfolio investments by evaluating asset class correlation, volatility, trends and momentum. To implement this strategy, the Fund primarily invests in exchange traded funds (“ETFs”) or baskets of securities (i.e., groups of securities related by index or sector made available through certain brokers at a discount brokerage rate).

The Sector Investments in which the Fund may invest will generally be ETFs or baskets of securities representing one or more of the nine primary industry sectors of the S&P 500 Index. Currently, the nine sectors are consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology and utilities.

Fixed Income Investments of the Fund will normally include ETFs or baskets of fixed income securities that are primarily considered “investment grade” at the time of investment. The underlying securities in the ETFs or baskets comprising the Fixed Income Investments may be issued by various public- or private-sector entities, may have fixed or floating rates and may be of any maturity or duration.

Gold Investments are generally in securities of companies (which may be ETFs) that buy and hold physical gold. The Fund does not intend to hold gold directly.

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowing for investment purposes, in Sector Investments (and thus in equity securities of U.S. companies), while a combination of Fixed Income Investments and/or Gold Investments will typically comprise less than 12% of the value of the Fund’s net assets.

The Fund’s investment allocations, determined by the Investment Model, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.